Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Schedule of related party transactions

Company Name	Relationship with the Group
Juxi	Affiliate of Shanghai Jupai
Hehui	Affiliate of Juzhou

a.Revenue from Related Parties

	Years Ended December 31
	2013	2014	2015
	$	$	$
One-time commissions
Juxi	24,598	—	—
Hehui	—	1,381,902	—
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	—	209,979	4,929,386
Investees of Juzhou, a subsidiary of a VIE of the Company	1,649,240	2,017,537	14,634,690
Investees of Jupeng, a subsidiary of a VIE of the Company	—	—	856,851
Investees of Mingdu, a subsidiary of a VIE of the Company	—	—	55,267
Investees of Yidezeng, a subsidiary of a VIE of the Company	—	—	2,761
Investees of Yidezhen, a subsidiary of a VIE of the Company	—	—	1,285,068
Investees of Yiju, a subsidiary of a VIE of the Company	—	—	4,862,241

Total one-time commissions	1,673,838	3,609,418	26,626,264
Recurring management fee
Investees of Juzhou, a subsidiary of a VIE of the Company	623,925	2,048,410	15,761,813
Investees of Jupeng, a subsidiary of a VIE of the Company	—	—	51,602
Investees of Mingdu, a subsidiary of a VIE of the Company	—	—	51,045
Investees of Yidezhen, a subsidiary of a VIE of the Company	—	—	1,475,304
Investees of Yidezeng, a subsidiary of a VIE of the Company	—	—	148,685
Investees of Yidexin, a subsidiary of a VIE of the Company	—	—	65,061
Investees of Yidezhao, a subsidiary of a VIE of the Company	—	—	824,644
Investees of Yiju, a subsidiary of a VIE of the Company	—	—	4,483,331

Total recurring management fee	623,925	2,048,410	22,861,485
Recurring service fee
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	—	—	3,761,951
Investees of Affiliates of Yidezeng, a subsidiary of a VIE of the Company	—	—	70,633

Total recurring service fee			3,832,584

Total	2,297,763	5,657,828	53,320,333

b.Amounts due from Related Parties

	As of December 31,
	2014	2015
	$	$
Hehui	425,494	—
Investees of Juzhou, a subsidiary of a VIE of the Company	1,964,431	3,593
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	—	390,402
Investees of Jupeng, a subsidiary of a VIE of the Company	—	208,482
Investees of Yidexin, a subsidiary of a VIE of the Company	—	65,962
Investees of Yidezhen, a subsidiary of a VIE of the Company	—	909,055
Investees of Yidezeng, a subsidiary of a VIE of the Company	—	153,997
Investees of Yidezhao, a subsidiary of a VIE of the Company	—	104,718

Total amounts due from related parties	2,389,925	1,836,209

c.Amount due to Related Parties

	As of December 31,
	2014	2015
	$	$
Investee of Affiliates of Juzhou, a subsidiary of a VIE of the Company		1,311,546
Investees of Juzhou, a subsidiary of a VIE of the Company	5,419,758	14,193,044
Investees of Jupeng, a subsidiary of a VIE of the Company		1,028,426
Investees of Yidezhen, a subsidiary of a VIE of the Company		1,067,085
Investees of Yidezeng, a subsidiary of a VIE of the Company		26,587

Total amounts due from related parties	5,419,758	17,626,688

d.    Amounts due to Related Party for Issuance of Ordinary Shares

	As of December 31,
	2014	2015
	$	$
Sina Hong Kong Limited		5,280,000